Label	Element	Value
No Load Class | Brant Point CLO Ltd. 2024-4-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.70%
No Load Class | Sound Point CLO Ltd. 2025-1R-AAA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
No Load Class | Apex Credit CLO Ltd. 2021-1-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
No Load Class | Elevation CLO Ltd. 2013-1-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Atlantic Avenue Ltd. 2023-1-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Warwick Capital CLO Ltd. 2023-2-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Black Diamond CLO Ltd. 2022-1-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Eaton Vance 2013-1-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | BlueMountain CLO Ltd. 2021-33-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
No Load Class | Venture CDO Ltd. 2022-45-AA tranche [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%
No Load Class | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.40%
No Load Class | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%